Income Taxes	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 15 – INCOME TAXES

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

HiTek Hong Kong Limited was incorporated in Hong Kong and does not conduct any substantial operations. No provision for Hong Kong profits tax has been made in the CFS as HiTek Hong Kong Limited has no assessable profits for the six months ended June 30, 2025 and 2024.

PRC

The Company’s PRC operating subsidiary and VIEs, being incorporated in the PRC, are governed by the income tax law of the PRC and are subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises. State Administration of Taxation and Ministry of Finance issued a notice related to the tax relief policy of the small- scale enterprises in January 2019. According to the notice, from January 1, 2019 to December 31, 2021, if a small profit-making enterprise had annual taxable income less than or equal to RMB 1 million, only 25% of its annual taxable income will be subject to income tax at a reduced rate of 20%; for those with annual taxable income more than RMB 1 million but less than RMB 3 million, 50% of their annual taxable income will be subject to income tax at the reduced rate of 20%. In April 2021, on the basis of the previous preferential policy, State Administration of Taxation and Ministry of Finance issued a notice stating that, from January 1, 2021 to December 31, 2022, for those with annual taxable income less than or equal to RMB 1 million, only 12.5% of its annual taxable income will be subject to income tax at a reduced rate of 20%. In March 2022, on the basis of the previous preferential policy, State Administration of Taxation and Ministry of Finance further issued a notice stating that, from January 1, 2022 to December 31, 2024, for those with annual taxable income more than RMB 1 million but did not exceed RMB 3 million, 25% of their annual taxable income will be subject to income tax at the same reduced rate of 20%. In March 2023, on the basis of the previous preferential policy, State Administration of Taxation and Ministry of Finance issued a notice stating that, from January 1, 2023 to December 31, 2024, for those with annual taxable income less than or equal to RMB 1 million, 25% of their annual taxable income will be subject to income tax at the same reduced rate of 20%. In August 2023, State Administration of Taxation and Ministry of Finance issued a notice stating that the above preferential policies were extended to December 31, 2027.

The Company’s (loss) income before income taxes includes the following for the six months ended June 30.

	2025	2024
	(Unaudited)	(Unaudited)
Non-PRC operations	$(445,352)	$(328,168)
PRC operations	(571,639)	620,407
Total (loss) income before income taxes	$(1,016,991)	$292,239

Income tax expense was comprised of the following for the six months ended June 30.

	2025	2024
	(Unaudited)	(Unaudited)
Current tax expense	$-	$799
Deferred tax (benefit) expense	(100,882)	169,778
Total income tax (benefit) expense	$(100,882)	$170,577

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at June 30, 2025 and December 31, 2024 as follows.

	June 30, 2025	December 31, 2024
	(Unaudited)
Deferred tax assets
Net operating loss	$88,939	$87,285
Deferred revenue	10,136	13,496
Unbilled cost	450,345	441,973
Unbilled interest expenses	37,376	36,682
Depreciation	7,421	5,586
Software amortization	254,343	224,254
Allowance for doubtful accounts	230,741	106,569
Inventories obsolescence	(5,507)	(6,408)
Unrealized losses on trading securities	1,745	1,712
Accrued Bonus	44,510	43,682
Other	51,787	46,771
Total deferred tax assets	1,171,836	1,001,602
Valuation allowance	(15,159)	(14,878)
Total deferred tax assets, net	1,156,677	986,724
Deferred tax liabilities
Unbilled revenue	(2,226,908)	(2,188,848)
Unbilled interest income	(365,574)	(318,899)
Deferred government subsidiary income	(41,286)	(40,519)
Unrealized gain on short-term investment	(37,976)	(25,575)
Other	(11,994)	(11,792)
Total deferred tax liabilities	(2,683,738)	(2,585,633)
Net deferred tax liabilities, net	$(1,527,061)	(1,598,909)

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the six months ended June 30.

	2025	2024
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25.0%	25.0%
Effect of different tax rates in different jurisdictions	(10.9)%	28.1%
Permanent difference	(0.1)%	4.3%
Exemption rendered by local authorities	(4.1)%	1.0%
Effective tax rate	9.9%	58.4%

Uncertain Tax Positions

The Company had no significant unrecognized uncertain tax positions or unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the six months ended June 30, 2025 and 2024.